Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 310,853	$ 307,348
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,418	47,436
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	92,517	95,922
Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,362	17,583
Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,888	3,418
Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	89,367	87,523
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,360	45,231
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,460	9,623
Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	481	612
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	308,607	302,631
Performing [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,418	47,232
Performing [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	91,723	94,858
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,020	15,946
Performing [Member] | Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,888	3,418
Performing [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	88,270	85,959
Performing [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,347	44,983
Performing [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,460	9,623
Performing [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	481	612
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,246	4,717
Non-Performing [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		204
Non-Performing [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	794	1,064
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	342	1,637
Non-Performing [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,097	1,564
Non-Performing [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 13	$ 248